Financial Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income (Expenses)
Schedule of net financial income (expenses)
	2022	2021	2020
Finance expenses
Interest on loans and financing	(22,342)	(13,939)	(4,826)
Interest on Debentures	(7,381)	(3,151)	-
Discounts	(2,086)	(88)	(158)
Foreign exchange losses	(12,629)	(21,128)	(16,615)
Bank expenses and IOF (tax on financial transactions)	(3,990)	(6,575)	(2,102)
Other financial expenses	(3,321)	(4,766)	(1,974)
Interests on leasing contracts	(512)	(356)	(725)
Losses on derivative instrument	(895)	(210)	-
Hyperinflation adjustment	(65)	(1,554)	(180)
Adjustment to present value (APV) (i)	(24,024)	-	-
Total finance expenses	(77,245)	(51,767)	(26,580)
Finance income
Interest	1,505	3,917	663
Foreign exchange gain	14,513	18,822	17,936
Interests on financial instrument	14,036	8,322	580
Other financial income	765	1,663	38
Gain on financial instrument	482	74	-
Adjustment to present value (APV) (i)	2,122	-	-
Total finance income	33,423	32,798	19,217
Total financial income (expenses)	(43,822)	(18,969)	(7,363)

(i)

For the year ended December 31, 2022, the total amount the AVP adjustment has been recognized as an additional effect of renegotiations contracts entered into with Movidesk’s former shareholders. Per the terms of the amended Movidesk acquisition agreement, the payments will now be paid in fixed installments subject to accrued interest.